Other financial assets and financial liabilities - Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Foreign Portfolio Investment	R$ 2,231,898	R$ 1,022,083
Receivables From Independent Financial Advisers	17,818	165,640
Compulsory and other deposits at central banks	10,940,466	2,956,896
Other Miscellaneous Financial Assets	67,007	119,328
(-) Expected losses on other financial assets	(24,192)	(55,204)
Other financial assets	13,232,997	4,208,743
Other current financial assets	11,919,324	3,471,827
Other non-current financial assets	1,313,673	736,916
Other deposits	R$ 4,343,999	R$ 2,438,896	R$ 514,999